Net Fees and Commissions Income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Schedule of fee and commission income
(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Fees and commission received for brokerage	162,653	182,794	185,545
Fees and commission received related to credit	195,391	197,125	189,856
Fees and commission received for electronic finance	125,107	131,941	130,712
Fees and commission received on foreign exchange handling	55,984	56,210	56,812
Fees and commission received on foreign exchange	69,017	73,894	96,713
Fees and commission received for guarantee	74,647	76,428	85,340
Fees and commission received on credit card	507,852	573,048	594,897
Fees and commission received on securities business	79,606	100,991	111,211
Fees and commission from trust management	160,564	216,203	266,447
Fees and commission received on credit information	13,254	10,220	10,190
Fees and commission received related to lease	84,164	374,900	572,563
Other fees	165,777	177,951	199,414

Total	1,694,016	2,171,705	2,499,700

Schedule of fee and commission expense
(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Fees and commissions paid	246,824	261,734	325,536
Credit card commission	424,316	425,796	446,885
Securities business commission	551	1,605	1,414
Others	8,286	11,795	15,695

Total	679,977	700,930	789,530